Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Current assets
Cash and cash equivalents	$ 108,658	$ 106,140	$ 32,890
Accounts receivable, net	30,708	33,738	25,267
Prepaid expenses and other current assets	5,976	7,362	4,982
Total current assets	145,342	147,240	63,139
Property and equipment, net	28,971	24,806	23,159
Other assets	2,547	3,081	2,531
Total assets	176,860	175,127	88,829
Current liabilities
Accounts payable	6,234	2,891	4,674
Accrued expenses and other current liabilities	15,067	15,110	10,902
Deferred revenue	60,433	60,889	45,267
Current portion of long-term debt	3,966	4,910	5,278
Total current liabilities	85,700	83,800	66,121
Deferred revenue, net of current portion	9,443	9,151	8,041
Long-term debt	1,296	1,981	7,086
Other non-current liabilities	2,047	2,121	2,127
Total liabilities	98,486	97,053	83,375
Commitments and contingencies
Convertible preferred shares			59,305
Shareholders' equity
Ordinary shares value	654	651	395
Additional paid-in capital	172,553	169,037	32,417
Accumulated deficit	(88,332)	(88,576)	(85,332)
Accumulated other comprehensive loss	(6,501)	(3,038)	(1,331)
Total shareholders' equity (deficit)	78,374	78,074	(53,851)
Total liabilities, convertible preferred shares and shareholders' equity (deficit)	$ 176,860	$ 175,127	$ 88,829